DISCLOSURE OF DETAILED INFORMATION ABOUT PAYABLES AND ACCRUED LIABILITIES EXPLANATORY (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Trade And Other Payables
Trade payable	$ 741,807	$ 210,992
Accruals	457,773	71,093
Bonus accrual	106,570	1,391,069
Trade and other payables	$ 1,306,150	$ 1,673,154